OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of revenues and operating loss by segments
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2023

Revenues	$819	$28	$300	$148	$1,295

Operating loss	$(5,751)	$(156)	$(4,795)	$(3,995)	$(14,697)

Net financing expenses					$(86)

Loss before taxes on income					$(14,783)
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2022

Revenues	$274	$-	$196	$79	$549

Operating loss	$(7,314)	$(94)	$(4,358)	$(4,296)	$(16,062)

Net financing expenses					$(2,758)

Loss before taxes on income					$(18,820)

Schedule of major customers
	Six months ended June 30,
	2023	2022
	Unaudited

Customer A (shareholder of a subsidiary)	49%	31%
Customer B	22%	36%
Customer C	12%	13%

Schedule of geographical information
	Six months ended June 30,
	2023	2022
	Unaudited

United States	62%	45%
Israel	36%	55%
Africa	2%	-

	100%	100%

Schedule of percentage of non-current assets
	June 30, 2023	December 31, 2022
	Unaudited	Audited

United States	79%	79%
Israel	21%	21%

	100%	100%